UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Financial Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Ticker | **BTO**

Financial Opportunities Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 87.3%		$319,665,490

(Cost $286,091,356)

Financials 87.3%		319,665,490

Commercial Banks 69.7%
1st United Bancorp, Inc.	450,221	2,890,415
Ameris Bancorp (I)	243,266	3,225,707
Anchor Bancorp, Inc. (I)	88,416	1,248,434
Avenue Bank (I)(R)	300,000	1,792,995
Bar Harbor Bankshares	53,347	1,883,149
BB&T Corp.	322,283	9,758,729
Bond Street Holdings LLC, Class A (I)(S)	284,903	5,444,496
Bond Street Holdings LLC, Class B (I)(S)	6,901	131,878
Bridge Capital Holdings (I)	150,564	2,362,349
Bryn Mawr Bank Corp.	80,000	1,851,200
BSB Bancorp, Inc. (I)	125,261	1,597,078
Camden National Corp.	36,776	1,241,190
Centerstate Banks, Inc.	362,291	3,206,275
Chemical Financial Corp.	14,753	358,645
City Holding Company	39,363	1,487,528
Comerica, Inc.	287,393	9,874,823
Commerce Bancshares, Inc.	66,613	2,501,318
CU Bancorp (I)	86,082	1,013,185
Cullen/Frost Bankers, Inc.	235,579	13,873,247
DNB Financial Corp.	78,515	1,271,943
Eastern Virginia Bankshares, Inc. (I)	88,862	543,835
ECB Bancorp, Inc. (I)	34,763	520,054
Evans Bancorp, Inc.	69,760	1,191,501
Fifth Third Bancorp	452,067	7,364,171
First Bancorp, Inc. Maine	146,499	2,426,023
First Community Corp.	136,228	1,246,486
First Connecticut Bancorp, Inc.	10,112	142,175
First Horizon National Corp.	180,033	1,838,137
First Merchants Corp.	118,683	1,786,179
First Southern Bancorp, Inc., Class B	78,390	493,857
Firstbank Corp.	45,424	531,007
FirstMerit Corp.	196,902	2,998,817
FNB Corp.	767,513	8,895,476
Glacier Bancorp, Inc.	223,556	3,483,002
Guaranty Bancorp (I)	114,094	237,316
Hamilton State Bancshares (R)	200,000	1,403,184
Hancock Holding Company	232,176	7,016,359
Heritage Commerce Corp. (I)	387,733	2,524,142
Heritage Financial Corp.	134,466	1,900,005
Heritage Oaks Bancorp (I)	650,719	3,774,170
Independent Bank Corp. - Massachusetts	195,961	6,072,831
Intermountain Community Bancorp (I)	115,108	1,438,850
M&T Bank Corp.	102,651	10,541,231
MB Financial, Inc.	123,205	2,756,096
Monarch Financial Holdings, Inc.	162,521	1,521,197
NewBridge Bancorp. (I)	207,422	1,331,649
Northrim BanCorp, Inc.	77,232	1,682,113
Pacific Continental Corp.	183,645	2,018,259
PacWest Bancorp	41,762	1,147,620
Park National Corp.	39,113	2,559,946
Park Sterling Corp. (I)	585,931	3,328,088
Peoples Bancorp, Inc.	64,573	1,401,234

1

Financial Opportunities Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Financials (continued)

PNC Financial Services Group, Inc.	213,742	$13,209,256
Prosperity Bancshares, Inc.	127,654	5,758,472
Sandy Spring Bancorp, Inc.	54,695	1,085,696
Sierra Bancorp	140,000	1,744,400
Southern First Bancshares, Inc. (I)	57,451	552,102
Southwest Bancorp, Inc. (I)	156,326	2,002,536
State Bank Financial Corp.	103,998	1,659,808
Suffolk Bancorp (I)	9,633	133,224
Suffolk Bancorp (I)	89,681	1,215,507
Sun Bancorp, Inc. (I)	550,598	1,905,069
SunTrust Banks, Inc.	309,973	8,793,934
Talmer Bancorp, Inc. (I)(S)	896,300	7,361,159
Trico Bancshares	202,536	3,337,793
Trustmark Corp.	123,537	2,857,411
U.S. Bancorp	359,665	11,904,912
Union First Market Bankshares Corp.	161,746	2,827,320
United Bancorp, Inc. (I)	317,968	1,558,043
Washington Banking Company	67,556	951,864
Washington Trust Bancorp, Inc.	123,905	3,266,136
Wells Fargo & Company	363,605	12,664,362
WesBanco, Inc.	137,003	3,177,100
Westamerica Bancorp.	25,066	1,113,432
Wilshire Bancorp, Inc. (I)	618,257	3,796,098
Yadkin Valley Financial Corp. (I)	565,710	1,900,786
Zions Bancorporation	313,588	7,312,872

Diversified Financial Services 4.8%
Bank of America Corp.	420,555	4,760,683
JPMorgan Chase & Company	274,274	12,904,592

Insurance 0.5%
ACE, Ltd.	21,581	1,841,507

Real Estate Investment Trusts 0.5%
Digital Realty Trust, Inc.	14,500	984,695
Select Income REIT	32,258	811,934

Thrifts & Mortgage Finance 11.8%
Berkshire Hills Bancorp, Inc.	358,903	8,685,453
Cheviot Financial Corp.	114,092	1,174,007
First Defiance Financial Corp.	125,381	2,567,803
First Financial Holdings, Inc.	194,614	2,948,402
Flushing Financial Corp.	142,445	2,256,329
Georgetown Bancorp, Inc.	65,000	748,150
Heritage Financial Group, Inc.	123,914	1,736,035
Hingham Institution for Savings	80,000	5,556,000
Home Federal Bancorp, Inc.	125,986	1,620,180
HomeStreet, Inc. (I)	134,465	3,391,207
MutualFirst Financial, Inc.	100,539	1,307,007
New York Community Bancorp, Inc.	365,166	4,874,966
Simplicity Bancorp, Inc.	109,586	1,580,230
Southern Missouri Bancorp, Inc.	56,094	1,342,329
WSFS Financial Corp.	73,787	3,355,095

2

Financial Opportunities Fund
As of 1-31-13 (Unaudited)

			Shares	Value

Preferred Securities 6.1%				$22,162,521

(Cost $20,985,451)

Financials 6.1%				22,162,521

Capital Markets 1.0%
Hercules Technology Growth Capital, Inc., 7.000%			78,825	2,017,920
JMP Group, Inc., 8.000%			61,877	1,568,582

Commercial Banks 2.2%
First Citizens Bancshares, Inc., Series A (5.000% to 02/01/14, then
9.000% thereafter) (R)			15,038	2,529,993
First Southern Bancorp, Inc. (5.000% to 02/01/14, then 9.000%
thereafter) (I)			134	325,164
Royal Bank of Scotland Group PLC, Series T, 7.250%			24,698	605,842
Southern Community Capital Trust II, 7.950%			70,727	710,099
Taylor Capital Group, Inc., Series A, 8.000%			90,000	2,298,600
United Bancorp, Inc., Series A (5.000% to 02/01/14, then 9.000%
thereafter)			1,500	1,387,500

Diversified Financial Services 0.3%
Fresno First Bank, Series C, 5.000%			11,660	1,107,700

Thrifts & Mortgage Finance 2.6%
First Financial Holdings, Inc., Series A (5.000% to 02/01/14, then
9.000% thereafter)			1,500	1,455,891
First Pactrust Bancorp, Inc., 7.500%			120,500	3,092,030
United Community Banks, Inc., Series B (5.000% to 02/01/14, then
9.000% thereafter) (I)			3,000	3,000,000
WSFS Financial Corp., 6.250%			80,000	2,063,200

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 4.1%				$14,977,500

(Cost $14,188,455)

Financials 4.1%				14,977,500

Capital Markets 0.6%
E*TRADE Financial Corp.	6.000	11/15/17	$2,000,000	2,065,000

Commercial Banks 2.8%
Coal City Capital Trust I (P)(S)	2.111	09/01/28	1,000,000	740,000
Synovus Financial Corp.	7.875	02/15/19	3,000,000	3,412,500
Synovus Financial Corp.	5.125	06/15/17	1,000,000	992,500
United Community Banks, Inc.	9.000	10/15/17	3,500,000	3,570,000
Western Alliance Bancorp	10.000	09/01/15	1,500,000	1,672,500

Diversified Financial Services 0.7%
Citigroup, Inc. (5.950% to 01/30/2023, then 3 month LIBOR +
4.069%)	5.950	12/29/49	2,500,000	2,525,000

3

Financial Opportunities Fund
As of 1-31-13 (Unaudited)

			Shares	Value

Warrants 1.3%				$4,709,660

(Cost $3,656,631)

Financials 1.3%				4,709,660

Commercial Banks 1.1%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)			$58,003	864,050
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)			93,762	914,180
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)			178,684	2,161,041
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)			71,471	152,948
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)			33,222	22,591

Diversified Financial Services 0.2%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			1,045,183	512,140

Thrifts & Mortgage Finance 0.0%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)			27,297	82,710

		Maturity	Par value
	Yield*	date		Value

Certificate of Deposit 0.0%				$75,402

(Cost $75,402)

Country Bank for Savings	1.000	08/28/14	$1,936	1,936
First Bank Richmond	2.226	12/05/13	19,076	19,076
First Bank System, Inc.	0.992	04/01/13	4,809	4,811
First Federal Savings Bank of Louisiana	0.100	01/06/14	3,029	3,029
Framingham Cooperative Bank	1.147	09/08/13	3,862	3,862
Home Bank	0.867	12/04/13	18,442	18,442
Hudson Savings	1.324	04/20/13	2,071	2,071
Machias Savings Bank	1.980	05/24/13	1,927	1,927
Midstate Federal Savings and Loan	1.040	05/27/13	1,959	1,959
Milford Bank	0.995	06/04/13	1,853	1,853
Milford Federal Savings and Loan Association	0.350	04/20/13	2,016	2,016
Mount McKinley Savings Bank	0.200	12/03/13	1,693	1,693
Mt. Washington Bank	1.500	10/31/13	1,839	1,839
Newburyport Five Cent Savings Bank	0.750	10/20/14	2,062	2,062
Newton Savings Bank	0.999	05/30/13	1,891	1,891
OBA Federal Savings and Loan	0.750	06/15/13	1,307	1,307
Plymouth Savings Bank	0.600	04/21/13	1,908	1,908
Salem Five Cents Savings Bank	0.250	12/17/13	1,721	1,721
Sunshine Federal Savings and Loan Association	1.122	05/10/13	1,985	1,999

			Par value	Value

Short-Term Investments 1.0%				$3,716,000

(Cost $3,716,000)

Repurchase Agreement 1.0%				3,716,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $3,716,001 on 2-1-13, collateralized by $3,665,000 U.S. Treasury Note, 1.500% due 6-30-16 (valued at
$3,793,403, including interest)			3,716,000	3,716,000

4

Financial Opportunities Fund
As of 1-31-13 (Unaudited)

Total investments (Cost $328,713,295)† 99.8%	$365,306,573

Other assets and liabilities, net 0.2%	$713,488

Total net assets 100.0%	$366,020,061

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a
	Original		Beginning	Ending	percentage of	Value as of
Issuer, description	Acquisition	Acquisition	share	share	Fund’s net	1-13-13
	date	cost	amount	amount	assets
Avenue Bank	1/29/2007	$3,000,000	300,000	300,000	0.49%	$1,792,995
Hamilton State Bancshares	1/7/2013	$1,358,000	-	200,000	0.38%	$1,403,184
Bought: 200,000 shares
First Citizens Bancshares,
Inc., Series A	12/17/2012	$2,105,320	-	15,038	0.69%	$2,529,993
Bought: 15,038 shares

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents the annualized yield at the date of purchase.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $328,756,431. Net unrealized appreciation aggregated $36,550,142, of which $58,646,268 related to appreciated investment securities and $22,096,126 related to depreciated investment securities.

5

Financial Opportunities Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/13	Price	Inputs	Inputs
Common Stocks
Commercial Banks	$255,218,886	$237,869,667	$1,215,507	$16,133,712
Diversified Financial Services	17,665,275	17,665,275	—	—
Insurance	1,841,507	1,841,507	—	—
Real Estate Investment Trusts	1,796,629	1,796,629	—	—
Thrifts & Mortgage Finance	43,143,193	43,143,193	—	—
Preferred Securities
Capital Markets	3,586,502	3,586,502	—	—
Commercial Banks	7,857,198	3,614,541	2,529,993	1,712,664
Diversified Financial Services	1,107,700	1,107,700	—	—
Thrifts & Mortgage Finance	9,611,121	5,155,230	1,455,891	3,000,000
Corporate Bonds
Capital Markets	2,065,000	—	2,065,000	—
Commercial Banks	10,387,500	—	6,077,500	4,310,000
Diversified Financial Services	2,525,000	—	2,525,000	—
Warrants	4,709,660	1,684,569	3,025,091	—

6

Financial Opportunities Fund
As of 1-31-13 (Unaudited)

Certificate of Deposit	75,402	—	75,402	—
Short-Term Investments	3,716,000	—	3,716,000	—
Total Investments in Securities	$365,306,573	$317,464,813	$22,685,384	$25,156,376

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments in Securities	Common Stocks	Preferred Stocks	Convertible Bonds	Total

Balance at 10-31-12	$10,837,623	$1,830,184	$4,252,500	$16,920,307

Realized gain (loss)	-	-	-	-

Change in unrealized appreciation
(depreciation)	815,409	(117,520)	57,500	755,389

Purchases	4,480,680	3,000,000		7,480,680

Sales	-	-	-	-

Transfers into Level 3	-	-	-	-

Transfers out of Level 3	-	-	-	-

Balance at 01-31-13	$16,133,712	$4,712,664	$4,310,000	$25,156,376

Change in unrealized at period end*	$815,409	$(117,520)	$57,500	$755,389

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund's Level 3 securities are outlined in the table below:

	Fair Value at	Valuation	Unobservable
	1/31/2013	Technique	Inputs	Range

Common Stocks	$16,133,712	Market Approach	Book value multiple	0.84x - 1.16x
				(weighted average: 1.11x)
			Discount for lack of marketability	10%

Preferred Securities	$4,712,664	Market Approach	Offered quotes	$925.00 - $2,426.60
				(weighted average: $1,076.35)

Convertible Bonds	$4,310,000	Market Approach	Offered Quotes	$74.00 - $102.00
				(weighted average: $97.19)

Increases/decreases in offered quotes or book value multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.

P9Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013